Revenue (Deferred Commission Cost Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2018
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Opening balance	$ 48
Additions to deferred commission cost assets	123	$ 138
Amortization recognized on deferred commission cost assets	112	97
Ending balance	59	48
Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Balance	48	48	$ 59	$ 48
Costs to obtain contracts with customers [member]
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Opening balance	75	57
Amortization recognized on deferred commission cost assets	66	52
Ending balance	94	75
Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Abstract]
Current			59	50
Long-term			35	25
Balance	$ 75	$ 57	$ 94	$ 75